Biological assets - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about biological assets [line items]
Biological assets		$ 522,894	$ 532,480
Percentage of reasonably possible increase in estimated costs		10.00%	10.00%
Percentage of reasonably possible decrease in estimated costs		10.00%	10.00%
Minimum | Abnormally changes in production quantity
Disclosure of detailed information about biological assets [line items]
Crop yield reduction (percentage)	0.18
Maximum | Abnormally changes in production quantity
Disclosure of detailed information about biological assets [line items]
Crop yield reduction (percentage)	0.60
Sown land – sugarcane
Disclosure of detailed information about biological assets [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets		$ 18,500	$ 14,800
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets		18,500	14,800
Sown land – crops
Disclosure of detailed information about biological assets [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets		3,800	5,400
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets		3,800	5,400
Sown land – rice
Disclosure of detailed information about biological assets [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets		6,000	4,900
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets		$ 6,000	$ 4,900